Asset Retirement Obligation	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation

(6) Asset Retirement Obligations

The Company’s asset retirement obligations include the costs associated with the removal of its structures, resurfacing of the land and retirement cost, if applicable, related to the Company’s outdoor advertising portfolio. The following table reflects information related to our asset retirement obligations:

Balance at December 31, 2015	$206,234
Additions to asset retirement obligations	4,562
Accretion expense	1,069
Liabilities settled	(1,605)

Balance at March 31, 2016	$210,260

(9) Asset Retirement Obligation

The Company’s asset retirement obligation includes the costs associated with the removal of its structures, resurfacing of the land and retirement cost, if applicable, related to the Company’s outdoor advertising portfolio. The following table reflects information related to our asset retirement obligations:

Balance at December 31, 2013	$200,831
Additions to asset retirement obligations	1,238
Accretion expense	5,262
Liabilities settled	(3,004)

Balance at December 31, 2014	204,327
Additions to asset retirement obligations	1,680
Accretion expense	4,845
Liabilities settled	(4,618)

Balance at December 31, 2015	$206,234